Equity (Details)											1 Months Ended	12 Months Ended
	Dec. 13, 2019 USD ($)	Nov. 05, 2019 $ / shares	Sep. 13, 2019 USD ($)	Aug. 02, 2019 $ / shares	Jun. 14, 2019 USD ($)	May 31, 2019 shares	May 22, 2019 USD ($) shares	May 07, 2019 $ / shares	Mar. 22, 2019 USD ($)	Feb. 26, 2019 $ / shares	Nov. 30, 2017	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($)
Equity [Abstract]
Share capital												$ 10,160,000	$ 10,022,000
Shares outstanding (in shares) | shares												101,601,666
Nominal value per share (in dollars per share) | $ / shares												$ 0.10
Voting right per share | Vote												1
Treasury shares held (in shares) | shares												0
Increase (decrease) in treasury shares (in shares) | shares												0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date												Feb. 26, 2019
Dividend paid date												Mar. 22, 2019
Dividend declared and paid (in dollars per share) | $ / shares										$ 0.37
Dividends paid									$ 37,100,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date												May 07, 2019
Dividend paid date												Jun. 14, 2019
Dividend declared and paid (in dollars per share) | $ / shares								$ 0.39
Dividends paid					$ 39,600,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date												Aug. 02, 2019
Dividend paid date												Sep. 13, 2019
Dividend declared and paid (in dollars per share) | $ / shares				$ 0.40
Dividends paid			$ 40,600,000
Third Quarter [Member]
Equity [Abstract]
Dividend declaration date												Nov. 05, 2019
Dividend paid date												Dec. 13, 2019
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.41
Dividends paid	$ 41,700,000
Abengoa [Member]
Equity [Abstract]
Ownership interest													41.47%
Algonquin [Member]
Equity [Abstract]
Share capital							$ 30,000,000
Shares outstanding (in shares) | shares						2,000,000	1,384,402
Ownership interest						44.20%	42.27%				25.00%	44.20%